Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Voyage, Vessel and Corporate Expense, Accrued Liabilities	$ 140,029	$ 121,937
Interest	25,337	29,371
Payroll and related liabilities	37,349	33,494
Other Accrued Liabilities	6,428	6,487
Deferred revenues - current	34,461	36,242
In-process revenue contracts - current	0	5,933
Current portion of derivative liabilities (note 15)	58,186	39,263
Office lease liability – current (note 1)	25,108	61,431
Due to Affiliate, Current	16,689	18,647
Asset Retirement Obligation, Current	12,000	0
Accrued liabilities and other (notes 6 and 15)	332,086	295,001
Office Building [Member]
Office lease liability – current (note 1)	$ 1,607	$ 3,627